Consolidated statement of cash flows - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Profit before tax from continuing operations	₽ 14,365	₽ 11,954	₽ 8,932
Loss before tax from discontinued operations	(2,509)	(5,575)	(4,431)
Profit before tax	11,856	6,379	4,501
Adjustments to reconcile profit before tax to net cash flows generated from operating activities
Depreciation and amortization	1,266	1,324	864
Foreign exchange (gain)/loss, net	224	172	(262)
Interest income, net	(2,693)	(2,901)	(1,782)
Credit loss expense	870	642	474
Share of (gain) / loss of an associate and a joint venture	(663)	(258)	46
Loss from sale of Sovest loans' portfolio	712
Share-based payments	43	464	635
Impairment of non-current assets	134	792	23
Loss from initial recognition	27	273	143
Other	1	122	371
(Increase)/decrease in trade and other receivables	(854)	1,256	1,127
(Increase)/decrease in other assets	(308)	39	(529)
Increase/(decrease) in customer accounts and amounts due to banks	(10,240)	3,528	14,601
Increase in accounts payable and accruals	1,242	976	7,347
Increase/(decrease) in loans issued from banking operations	4,023	(5,159)	(5,827)
Cash flows generated from operations	5,640	7,649	21,732
Interest received	3,391	3,694	1,795
Interest paid	(508)	(333)	(113)
Income tax paid	(2,421)	(1,771)	(769)
Net cash flow generated from operating activities	6,102	9,239	22,645
Investing activities
Cash paid as investments in associates and joint ventures		(200)	(21)
Cash received upon /(used in) business combination	(141)	(354)	138
Purchase of property and equipment	(260)	(858)	(736)
Purchase of intangible assets	(176)	(443)	(385)
Proceeds from sale of fixed and intangible assets	124	196
Loans issued	(16)	(444)	(187)
Repayment of loans issued	51	412	4
Purchase of debt securities and deposits	(4,444)	(5,405)	(810)
Proceeds from sale and redemption of debt securities	3,230	2,213	672
Dividend received from an associate	153
Net cash used in investing activities	(1,479)	(4,883)	(1,325)
Financing activities
Proceeds from borrowings	4,921	1,545
Payment of principal portion of lease liabilities	(301)	(387)
Dividends paid to owners of the Group	(4,804)	(3,392)
Dividends paid to non-controlling shareholders	(74)	(43)	(29)
Other	(29)
Net cash used in financing activities	(287)	(2,277)	(29)
Effect of exchange rate changes on cash and cash equivalents	945	(944)	1,240
Net increase in cash and cash equivalents	5,281	1,135	22,531
Cash and cash equivalents at the beginning of year	42,101	40,966	18,435
Cash and cash equivalents at the end of year	₽ 47,382	₽ 42,101	₽ 40,966